CONSOLIDATED STATEMENT OF CHANGES IN EQUITY IN SUMMARY - SEK (kr) kr in Millions		Share capital	Hedge reserve	Fair value reserve	Own credit risk	Defined benefit plans	Retained earnings.	Total
Balance at the beginning of the year at Dec. 31, 2016		kr 3,990	kr 96	kr 35		kr (1)	kr 13,016	kr 17,136
Net profit for the year							509	509	[1]
Other comprehensive income			(61)	(22)		4		(79)
Total comprehensive income			(61)	(22)		4	509	430	[1]
Dividend							(234)	(234)
Balance at the end of the year at Sep. 30, 2017	[2]	3,990	35	13		3	13,291	17,332
Balance at the beginning of the year at Dec. 31, 2016		3,990	96	35		(1)	13,016	17,136
Net profit for the year							772	772	[1]
Other comprehensive income			(71)	(26)		(3)		(100)
Total comprehensive income			(71)	(26)		(3)	772	672	[1]
Dividend							(234)	(234)
Balance at the end of the year at Dec. 31, 2017	[2]	3,990	25	9		(4)	13,554	17,574
Effects of the implementation of IFRS 9	[3]			(9)	kr (409)		432	14
Balance at the end of the year at Jan. 02, 2018		3,990	25		(409)	(4)	13,986	17,588
Balance at the beginning of the year at Dec. 31, 2017	[2]	3,990	25	kr 9		(4)	13,554	17,574
Net profit for the year	[1]							454
Other comprehensive income								202
Total comprehensive income	[1]							656
Balance at the end of the year at Sep. 30, 2018	[2]	3,990	9		(167)	(28)	14,208	18,012
Balance at the beginning of the year at Jan. 02, 2018		3,990	25		(409)	(4)	13,986	17,588
Net profit for the year	[1]						454	454
Other comprehensive income			(16)		242	(24)		202
Total comprehensive income	[1]		(16)		242	(24)	454	656
Dividend							(232)	(232)
Balance at the end of the year at Sep. 30, 2018	[2]	kr 3,990	kr 9		kr (167)	kr (28)	kr 14,208	kr 18,012

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The entire equity is attributable to the shareholder of the Parent Company.
[3]	The effects of IFRS 9 differ from the effects presented in Note 1b in SEK’s 2017 Annual Report. The difference is related to the calculation of accumulated gains and losses that arise from changes in SEK’s own credit risk, and do not have any net effect on equity.